Share-based compensation - VRS 2021 Narrative (Details)	12 Months Ended
Dec. 31, 2025 shares d $ / shares
VRSUP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of trading days regarding cash payments to be received | d	5
Equity Settled VRSU 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	264,000
Weighted average fair value at grant date (in dollars per share) | $ / shares	$ 1.79